Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Changes in liabilities arising from financing activities
27.	Changes in liabilities arising from financing activities
Changes in liabilities arising from financing activities for the year ended December 31, 2021 are as follows:

(In millions of won)
	January 1, 2021			Non-cash transactions
			Cash flows from financing activities	Reclassification	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2021
Short-term borrowings	~~W~~	394,906	148,640	—	70,187	—	—	613,733
Current portion of long-term borrowings and bonds(*)		2,705,709	(4,344,208)	4,582,430	370,826	10,078	68,671	3,393,506
Long-term borrowings		9,019,658	1,298,346	(3,112,568)	455,155	—	—	7,660,591
Bonds		1,948,541	498,027	(1,469,862)	9,732	9,538	—	995,976
Lease liabilities		83,431	(66,941)	—	4,181	—	63,655	84,326

	~~W~~	14,152,245	(2,466,136)	—	910,081	19,616	132,326	12,748,132

(*)	Others include ~~W~~ 68,421 million of loss on valuation of financial liabilities at fair value through profit or loss.